Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Cash flows from operating activities
Profit for the interim period	$ 86,634	$ 78,547
Adjustments to reconcile profit to net cash from operating activities:
Depreciation and amortization	8,166	4,801
Unrealized gain on foreign currency	(582)	(366)
Unrealized loss on foreign currency	3,995	445
Gain on foreign currency transaction	(3,146)	(279)
Loss on foreign currency transaction	5,352	1,527
Gain on disposal of financial assets and liabilities	(661)	(18)
Loss on valuation of financial assets and liabilities	61	881
Interest income	(13,419)	(12,126)
Interest expense	1,434	1,423
Miscellaneous income	(3)	0
Miscellaneous expense	92	0
Provision for severance benefits	277	349
Other long-term employee benefits	116	913
Income tax expense	29,469	25,974
Working capital adjustments:
Accounts receivable, net	(8,372)	1,103
Prepaid expenses, and other assets	336	559
Other non-current assets	101	92
Accounts payable and accrued expenses	104	2,893
Contract liabilities	(364)	(442)
Other current and non-current liabilities	(654)	(3,212)
Cash generated from operations	108,936	103,064
Interest received	14,069	13,779
Interest paid	(3,377)	(198)
Income taxes paid	(24,977)	(22,508)
Net cash inflow from operating activities	94,651	94,137
Cash flows from investing activities
Purchase of property and equipment	(186)	(174)
Disposal of property and equipment	5	4
Purchase of intangible assets	(5)	0
Disposal of financial assets at fair value through profit or loss	705	0
Acquisition of WHOW Games	0	(61,570)
Purchase of financial assets at fair value through profit or loss	0	(9,815)
Purchase of short-term investments	(265,742)	(186,148)
Disposal of short-term investment	267,732	178,009
Net cash inflow (outflow) from investing activities	2,509	(79,694)
Cash flows from financing activities
Repayment of lease liabilities	(1,449)	(848)
Net cash outflow from financing activities	(1,449)	(848)
Net increase in cash and cash equivalents	95,711	13,595
Effect of exchange rate changes on cash and cash equivalents	(1,154)	(107)
Cash and cash equivalents at beginning of the interim period	388,891	334,850
Cash and cash equivalents at end of the interim period	$ 483,448	$ 348,338